S000024144 [Member] Investment Objectives and Goals - ACTIVE M EMERGING MARKETS EQUITY FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ACTIVE M EMERGING MARKETS EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily emerging and frontier market equity securities. Any income received is incidental to this objective.